Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019 CLP ($) customer	Dec. 31, 2018 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	3,175	4,114
Amount | $	$ 6,571,586	$ 10,708,755
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,888	1,876
Amount | $	$ 258,073	$ 258,372
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,287	2,238
Amount | $	$ 6,313,513	$ 10,450,383